Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax ABNB Option Income Strategy ETF (ABNY)

YieldMax AMD Option Income Strategy ETF (AMDY)

YieldMax MRNA Option Income Strategy ETF (MRNY)

YieldMax PYPL Option Income Strategy ETF (PYPY)

YieldMax DIS Option Income Strategy ETF (DISO)

YieldMax JPM Option Income Strategy ETF (JPMO)

YieldMax MSFT Option Income Strategy ETF (MSFO)

YieldMax XOM Option Income Strategy ETF (XOMO)

listed on NYSE Arca, Inc.

September 15, 2023

Supplement to the Prospectus

dated August 14, 2023

The foregoing changes are effective immediately. For the YieldMax ABNB Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection, on page 3, is deleted and is replaced with follows:

As part of its strategy, the Fund will write (sell) call option contracts on ABNB to generate income. Since the Fund does not directly own ABNB, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of ABNB's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current ABNB share price.

The foregoing changes are effective immediately. For the YieldMax AMD Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection, on page 13, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on AMD to generate income. Since the Fund does not directly own AMD, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of AMD's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current AMD share price.

The foregoing changes are effective immediately. For the YieldMax MRNA Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 23, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on MRNA to generate income. Since the Fund does not directly own MRNA, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of MRNA's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current MRNA share price.

The foregoing changes are effective immediately. For the YieldMax PYPL Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 33, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on PYPL to generate income. Since the Fund does not directly own PYPL, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of PYPL's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current PYPL share price.

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Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

The foregoing changes are effective immediately. For the YieldMax DIS Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 43, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on DIS to generate income. Since the Fund does not directly own DIS, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of DIS's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current DIS share price.

The foregoing changes are effective immediately. For the YieldMax JPM Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 53, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on JPM to generate income. Since the Fund does not directly own JPM, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of JPM's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current JPM share price.

The foregoing changes are effective immediately. For the YieldMax MSFT Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 63, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on MSFT to generate income. Since the Fund does not directly own MSFT, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of MSFT's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current MSFT share price.

The foregoing changes are effective immediately. For the YieldMax XOM Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 73, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on XOM to generate income. Since the Fund does not directly own XOM, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of XOM's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current XOM share price.

Please retain this Supplement for future reference.

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